RETIREMENT BENEFITS PLANS - Narrative (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)		$ 55	$ (20)
Expected long-term return on plan assets		7.00%	6.50%	6.50%
United States | Forecast
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets	7.50%
Non-United States plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)		$ 13	$ (82)
Expected long-term return on plan assets		6.63%	6.79%	6.32%
Non-United States plans | Forecast
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets	7.00%